Noncontrolling Interests - Additional Information (Detail) - shares				1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Oct. 06, 2020	Sep. 15, 2020	Nov. 05, 2019	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2020
Minority Interest [Line Items]
Common stock issued and sold			100
Shift4 Payments, LLC.
Minority Interest [Line Items]
Common stock issued and sold						2,000,000
Shift4 Payments, Inc | Shift4 Payments, LLC.
Minority Interest [Line Items]
Common stock issued and sold						2,000,000
Subsequent Event [Member] | Shift4 Payments, Inc | Shift4 Payments, LLC.
Minority Interest [Line Items]
Shift4 Payments, Inc.'s ownership of LLC Interests	56.40%
Subsequent Event [Member] | Continuing Equity Owners | Shift4 Payments, LLC.
Minority Interest [Line Items]
LLC Interests held by the Continuing Equity Owners	43.60%
Class A Common Stock
Minority Interest [Line Items]
Stock issue description							One-for-one
Common stock issued and sold				17,250,000
Stock exchange					7,856,373
Class A Common Stock | Follow On Offering [Member]
Minority Interest [Line Items]
Common stock issued and sold		2,000,000
Class A Common Stock | Follow On Offering [Member] | Searchlight and Former Equity Owner
Minority Interest [Line Items]
Common stock issued and sold		8,000,000
Class A Common Stock | Subsequent Event [Member]
Minority Interest [Line Items]
Stock exchange	682,031
Class A Common Stock | Subsequent Event [Member] | Follow On Offering [Member] | Searchlight and Former Equity Owner
Minority Interest [Line Items]
Common stock issued and sold	1,500,000